Financial Risk Management (Details 6) - INR (₨) ₨ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of financial risk management [Abstract]
Other comprehensive income	₨ 0	₨ 0
Profit or (loss)	₨ (167)	₨ 38